Financial Risk Management - Schedule of Financial Assets and Liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Line Items]
Total assets	R 46,808	R 48,803	R 44,692
Borrowings | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,205	3,361
Other non-current liabilities | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	263	173
Trade and other payables | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,791	1,505
Contingent consideration liability | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	356	417
Other non-current assets | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	15	16
Other non-current assets | Equity instruments designated at fair value through OCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	75	74
Other non-current assets | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	148	177
Trade and other receivables | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	938	979
Cash and cash equivalents | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,448	2,819
Restricted Cash and Investments | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	4,128	3,656
Restricted Cash and Investments | Equity instruments designated at fair value through OCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	292	252
Restricted Cash and Investments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,162	1,391
Not designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	6
Not designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	92
Not designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	6	9
Not designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	83	384
Not designated as hedging instrument | US$ silver contracts | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		6
Not designated as hedging instrument | US$ silver contracts | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		92
Not designated as hedging instrument | US$ silver contracts | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	6	9
Not designated as hedging instrument | US$ silver contracts | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	71	1
Not designated as hedging instrument | Foreign exchange hedging contracts | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	12	383
Cash flow hedges | Designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3
Cash flow hedges | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	8	114
Cash flow hedges | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	131	319
Cash flow hedges | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	436	1,087
Cash flow hedges | Rand Gold Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		41
Cash flow hedges | Rand Gold Hedging Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	113	279
Cash flow hedges | Rand Gold Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	410	1,079
Cash flow hedges | US$ Gold Hedging Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3
Cash flow hedges | US$ Gold Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	8	73
Cash flow hedges | US$ Gold Hedging Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	18	40
Cash flow hedges | US$ Gold Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	R 26	R 8